Trade Receivables (Details) - Schedule of Trade Receivables - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of trade and other receivables [Abstract]
Accounts receivable	$ 133,347	$ 130,588
Less: allowance for doubtful accounts	(24,717)	(66,852)
Accounts receivable, net	108,630	63,736
Other		3,248
Total	$ 108,630	$ 66,984